Reconciliation between net income and shareholders' equity determined under IFRS and U.S. GAAP (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	$ 602,935	$ (262,804)	$ (150,339)
Items increasing (decreasing) reported net profit:
Profit for the year	602,935	(262,804)	(150,339)
Equity	3,162,941	2,538,531	2,799,857	$ 2,968,200
Items increasing (decreasing) reported Partners' equity:
Equity	3,162,941	2,538,531	2,799,857	$ 2,968,200
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	925,353,000	1,191,474,000	274,544,000
Items increasing (decreasing) reported net profit:
Profit for the year	925,353,000	1,191,474,000	274,544,000
Stripping activity asset [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(170,012)	(100,662)	31,419
Items increasing (decreasing) reported net profit:
Profit for the year	(170,012)	(100,662)	31,419
Equity	(538,270)	(368,258)	(267,596)
Items increasing (decreasing) reported Partners' equity:
Equity	(538,270)	(368,258)	(267,596)
Reclamation and mine closure [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(485)	(148)	23
Items increasing (decreasing) reported net profit:
Profit for the year	(485)	(148)	23
Equity	(6,113)	(5,627)	(5,480)
Items increasing (decreasing) reported Partners' equity:
Equity	(6,113)	(5,627)	(5,480)
Inventories [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(1,077)	(23,831)	(906)
Items increasing (decreasing) reported net profit:
Profit for the year	(1,077)	(23,831)	(906)
Inventoriess | Sociedad Minera Cerro Verde S.A.A.
Items increasing (decreasing) reported net profit:
Equity	(242,615)	(241,538)	(217,707)
Items increasing (decreasing) reported Partners' equity:
Equity	(242,615)	(241,538)	(217,707)
Deferred workers' profit participation [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(1,244)	27,749	(24,255)
Items increasing (decreasing) reported net profit:
Profit for the year	(1,244)	27,749	(24,255)
Equity	(60,910)	(59,666)	(87,415)
Items increasing (decreasing) reported Partners' equity:
Equity	(60,910)	(59,666)	(87,415)
Lease Activity [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	767	1,189	1,597
Items increasing (decreasing) reported net profit:
Profit for the year	767	1,189	1,597
Equity	5,624	4,857	3,668
Items increasing (decreasing) reported Partners' equity:
Equity	5,624	4,857	3,668
Deferred income tax [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	62,941	38,164	(2,411)
Items increasing (decreasing) reported net profit:
Profit for the year	62,941	38,164	(2,411)
Equity	294,280	231,339	193,176
Items increasing (decreasing) reported Partners' equity:
Equity	294,280	231,339	193,176
Mine Equipment Main Components [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(11,089)	(13,596)	(13,516)
Items increasing (decreasing) reported net profit:
Profit for the year	(11,089)	(13,596)	(13,516)
Equity	(38,201)	(27,112)	(13,516)
Items increasing (decreasing) reported Partners' equity:
Equity	(38,201)	(27,112)	(13,516)
Stock-Based Compensation [Member] | Sociedad Minera Cerro Verde S.A.A.
Items increasing (decreasing) reported net profit:
Equity	(10,807)	(11,740)	(11,535)
Items increasing (decreasing) reported Partners' equity:
Equity	(10,807)	(11,740)	(11,535)
Others [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(1,911)	(357)	(223)
Items increasing (decreasing) reported net profit:
Profit for the year	(1,911)	(357)	(223)
Equity	(1,853)	58	415
Items increasing (decreasing) reported Partners' equity:
Equity	(1,853)	58	415
Water Truck Conversion [Member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	(7,769)	0	0
Items increasing (decreasing) reported net profit:
Profit for the year	(7,769)	0	0
Equity	(7,769)	0	0
Items increasing (decreasing) reported Partners' equity:
Equity	(7,769)	0	0
Effect of transition to IFRSs [member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	925,353	1,191,474	274,544
Items increasing (decreasing) reported net profit:
Profit for the year	925,353	1,191,474	274,544
Equity	6,651,427	6,127,006	5,635,328
Items increasing (decreasing) reported Partners' equity:
Equity	6,651,427	6,127,006	5,635,328
Previous GAAP [member] | Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Reconciliation between net income and Partners' Equity determined under IFRS and U.S. GAAP [Line Items]
Profit (loss) for the year	795,474	1,119,982	266,272
Items increasing (decreasing) reported net profit:
Profit for the year	795,474	1,119,982	266,272
Equity	6,044,793	5,649,319	5,229,338
Items increasing (decreasing) reported Partners' equity:
Equity	$ 6,044,793	$ 5,649,319	$ 5,229,338